ACCOUNTS PAYABLE (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Suppliers	$ 72,161,439	$ 91,078,280
Related parties	3,384,888	6,645,713
Accounts payable for investments in property, plant and equipment	1,623,921	758,236
Provisions for expenses	16,420,554	26,198,864
Total	$ 93,590,802	$ 124,681,093